Income Tax - Summary Of Deferred Tax Assets And Liabilities (Detail) - USD ($)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforward	[1]	$ 12,555,225	$ 7,615,613	$ 4,477,240
Federal R&D Credit	[2]	351,985	340,162	331,741
Accrued benefits		63,153	9,892	14,715
Uncertain Tax Position — R&D Reserve		(70,397)	(68,032)	(66,349)
Total deferred tax assets		12,899,966	7,897,635	4,757,347
Valuation allowance		(12,899,966)	(7,897,635)	(4,757,347)
Deferred tax asset, net of allowance		$ 0	$ 0	$ 0

[1]	Net operating losses carryforwards do not expire.
[2]	These credits expire after 20 years after their initial recognition if the entity is not able to utilize them.